ASSETS CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 4,677	$ 7,258
Liabilities of disposal group	(538)	0
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	4,139	7,258
Non-current assets held for sale [member]
Statement1 [Line Items]
Investment in joint ventures	83	7,258
Disposal groups classified as held for sale [member]
Statement1 [Line Items]
Net assets of disposal group	$ 4,594,000	$ 0